Earnings per Share - Schedule of EPS, Basic and Diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share [Abstract]
Net income	$ 27,875	$ 22,502	$ 25,971	$ 28,604	$ 26,323	$ 24,318	$ 23,918	$ 21,684	$ 104,952	$ 96,243	$ 72,995
Weighted average common shares outstanding									57,886,114	57,886,114	57,886,114
Basic earnings per share (in dollars per share)									$ 1.81	$ 1.66	$ 1.26